Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deposits payable to service providers and others	52,546	44,959
Accrued service expenses	45,270	44,162
Advance payment from platform users and customers	91,839	113,787
Payables to service providers	17,528	19,519
Payables to suppliers of inventories	10,566	20,308
Product warranty	3,339	3,870
Accrued litigation liabilities (see Note 21)	2,157	256
Others	10,668	18,355
Total	233,913	265,216

Schedule of standard product warranty activities

Warranty
RMB
Balance as of December 31, 2022	2,704
Provided during the period	3,687
Utilized during the period	(3,052)
Balance as of December 31, 2023	3,339
Provided during the period	4,663
Utilized during the period	(4,132)
Balance as of December 31, 2024	3,870